Segments and Geographic Information - Summary of Significant Revenues in Following Regions (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	$ 2,136	$ 1,963	$ 5,573	$ 5,200	$ 7,017	$ 6,147
North America [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	1,674	1,519	4,444	4,186	5,632	4,779
Asia [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	362	332	844	672	943	905
Europe [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	91	98	251	309	393	355
All Other Regions [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	$ 9	$ 14	$ 34	$ 33	$ 49	$ 108